Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policy Tables Abstract
Schedule of Depreciation Rate Class of Asset
Rate
Computer equipment	30%
Computer equipment – Bitcoin rigs	75%
Furniture and fixtures	20%
Leasehold improvements	Term of lease

Schedule of Intangible Assets Estimated Useful Lives
Rate
Software - Internally generated	5 years straight line
Software - Acquired	30% declining balance

Schedule of lease liabilities

Operating lease commitments disclosed as at December 31, 2018	2,362
Less: operating costs	(872)
Lease component	1,490

Incremental borrowing rate as at January 1, 2019	6.0%
Discounted operating lease commitments at January 1, 2019	1,372
Add:
Lease liabilities recognized as at the date of initial application	3,322
Lease liabilities recognized as at January 1, 2019	4,694